STOCK-BASED COMPENSATION (Details Narrative) - USD ($)			1 Months Ended				3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 14, 2023	Mar. 16, 2023	Jan. 31, 2024	Nov. 30, 2023	Oct. 31, 2023	Oct. 30, 2023	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 26, 2023	Jan. 14, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares price									$ 10.00	$ 10.00		$ 10.00
Stardust Power Inc And Subsidiary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued restricted shares		550,000
Number of shares, Unvested		259,000					40,875	40,875	68,125	68,125
Shares vesting period		24 months
Shares price	$ 0.00001	$ 0.00001
Shares vested term								9 months	1 year 3 months
Restricted shares value									$ 6
Shares repurchased	100,000
Restricted shares	177,700
Restricted shares granted		300,000
Shares reserved for future issuance		500,000					15,000	15,000	205,000	205,000
Shares granted				495,000	495,000	495,000			495,000
Shares granted exercise price				$ 0.03	$ 0.03
Options exercised									$ 14,850
Shares unvested repurchased	200,000
Share price	$ 0.03
Shares repurchased value	$ 6,000
Shares exercised outstanding								$ 8,450	$ 8,650	$ 8,650
Common stock, shares authorized											215,000
Shares vested								40,875
Stardust Power Inc And Subsidiary [Member] | 2023 Equity Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted							440,000
Stardust Power Inc And Subsidiary [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vesting period				3 years	3 years
Shares vested term									5 years 25 days
Stardust Power Inc And Subsidiary [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vesting period				5 years	5 years
Shares vested term									5 years 11 months 4 days
Stardust Power Inc And Subsidiary [Member] | Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted				475,000	475,000
Stardust Power Inc And Subsidiary [Member] | Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vesting period				18 months	18 months
Shares granted				20,000	20,000
Compensation not yet recognized							$ 19,820	$ 19,820	$ 45,061	45,061
Stock based compensation term								6 months	1 year
Stardust Power Inc And Subsidiary [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation not yet recognized							$ 581,155	$ 581,155	$ 675,488	$ 675,488
Stock based compensation term								3 years 1 month 13 days	3 years 7 months 9 days
Stardust Power Inc And Subsidiary [Member] | Board of Directors Chairman [Member] | 2023 Equity Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized							250,000	250,000
Stardust Power Inc And Subsidiary [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares value			$ 3